Blackhawk - Initial Public Offering of Blackhawk (Details) (USD $) In Millions, except Per Share data, unless otherwise specified				0 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 28, 2013 Blackhawk Network Holdings, Inc. [Member]	Apr. 24, 2013 IPO [Member] Blackhawk Network Holdings, Inc. [Member] Class A Common Stock [Member]
Class of Stock [Line Items]
Sale of stock, number of shares available				11.5
Sale of stock, price per share				$ 23
Sale of stock, number of shares exercised, underwriter option				1.5
Sale of stock, number of shares issued in transaction				11.3
Sale of stock, gross proceeds				$ 243.6
Sale of stock, consideration received on transaction				238.0
Sale of stock, percentage of ownership before transaction				95.00%
Sale of stock, percentage of ownership after transaction				73.00%
Income tax expense due to sales of stock				76.5
Income tax liability due to sales of stock				5.8
Deferred tax expense related to Blackhawk	$ 17.9	$ 0
Subsidiary shares owned			37.8
Ownership interest			72.20%